INVENTORIES (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Inventory Disclosure [Abstract]
Finished products	$ 1,081.5	$ 956.8
Work in process	128.8	121.9
Raw materials	274.9	225.9
Total	$ 1,485.2	$ 1,304.6